S-4 Basis of Presentation and Summary of Significant Accounting Policies - Summary of Basic and Diluted Net (Loss) Income per Common Share (Detail) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net (loss) income, basic	$ 16,048,044		$ (26,787,059)		$ 5,555,678	$ (35,132,062)	$ (54,093,334)	$ (37,127,923)
Denominator:
Basic weighted average common stock outstanding (in shares)	292,800,860		202,011,699		257,334,845	200,700,960	207,458,865	93,014,690
Diluted weighted average common stock outstanding (in shares)	3,156,751,903		202,011,699		3,148,785,358	200,700,960	207,458,865	93,014,690
Basic net (loss) income per common stock (USD per share)	$ 0.05		$ (0.13)		$ 0.02	$ (0.18)	$ (0.26)	$ (0.40)
Diluted net (loss) income per common stock (USD per share)	$ 0.01		$ (0.13)		$ 0.00	$ (0.18)	$ (0.26)	$ (0.40)
Common Class A | TLG Acquisition One Corp
Numerator:
Allocation of net (loss) income, basic		$ 479,490		$ 2,203,766	$ (186,370)	$ 7,363,022	$ 8,345,749	$ 14,109,020
Allocation of net (loss) income, diluted		$ 479,490		$ 2,203,766	$ (186,370)	$ 7,363,022	$ 8,345,749	$ 14,109,020
Denominator:
Basic weighted average common stock outstanding (in shares)	7,948,405	7,948,405	40,000,000	40,000,000	7,948,405	40,000,000	39,824,375	36,602,740
Diluted weighted average common stock outstanding (in shares)	7,948,405	7,948,405	40,000,000	40,000,000	7,948,405	40,000,000	39,824,375	36,602,740
Basic net (loss) income per common stock (USD per share)	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ (0.02)	$ 0.18	$ 0.21	$ 0.39
Diluted net (loss) income per common stock (USD per share)	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ (0.02)	$ 0.18	$ 0.21	$ 0.39
Common Class F | TLG Acquisition One Corp
Numerator:
Allocation of net (loss) income, basic		$ 301,627		$ 550,942	$ (136,021)	$ 1,840,756	$ 2,095,639	$ 3,813,712
Allocation of net (loss) income, diluted		$ 301,627		$ 550,942	$ (136,021)	$ 1,840,756	$ 2,095,639	$ 3,813,712
Denominator:
Basic weighted average common stock outstanding (in shares)	5,000,000	5,000,000	10,000,000	10,000,000	5,801,105	10,000,000	10,000,000	9,893,836
Diluted weighted average common stock outstanding (in shares)	5,000,000	5,000,000	10,000,000	10,000,000	5,801,105	10,000,000	10,000,000	9,893,836
Basic net (loss) income per common stock (USD per share)	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ (0.02)	$ 0.18	$ 0.21	$ 0.39
Diluted net (loss) income per common stock (USD per share)	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ (0.02)	$ 0.18	$ 0.21	$ 0.39